OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
VAT receivables	$ 941	$ 1,049
Prepaid expenses and non-trade receivables	696	416
Financial amounts receivable	350	304
Income tax receivable	102	106
Receivables from public authorities	137	125
Receivables from sale of financial and intangible assets	153	149
Derivative financial instruments	268	617
Other	109	68
Total	2,756	$ 2,834
Global Chartering Limited | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 127